Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including amounts with related parties)	$ 23,704,219	$ 14,080,998
Operating expenses:
Cost of revenues (including amounts with related parties)	22,597,361	7,852,390
Selling, general and administrative	28,351,709	22,012,162
Depreciation and amortization	4,446,670	3,343,802
Restructuring costs	771,942
Total operating expenses	56,167,682	33,208,354
Loss from operations	(32,463,463)	(19,127,356)
Other income:
Interest income	77,229	625,608
Sublease income (including amounts with related parties)	709,283
Other income	2,867	32,972
Total other income	789,379	658,580
Net loss and other comprehensive loss	$ (31,674,084)	$ (18,468,776)
Loss per share:
Basic	$ (3.86)	$ (2.22)
Diluted	$ (3.86)	$ (2.22)
Weighted average common shares outstanding:
Weighted average shares used to compute basic net loss per share	8,197,409	8,310,333
Weighted average shares used to compute diluted net loss per share	8,197,409	8,310,604